NATIONWIDE VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
6,604 shares (cost $218,616)	$210,408
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,071 shares (cost $58,661)	68,824
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,105 shares (cost $101,035)	125,055
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
5,763 shares (cost $24,601)	35,499
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,235 shares (cost $113,387)	82,766
Emerging Markets Debt Portfolio - Class I (MSEM)
994 shares (cost $8,447)	9,464
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
620 shares (cost $7,566)	6,675
U.S. Real Estate Portfolio - Class I (MSVRE)
3,156 shares (cost $43,263)	49,204
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,603 shares (cost $36,493)	39,721
Federated NVIT High Income Bond Fund - Class I (HIBF)
2,292 shares (cost $16,461)	15,814
NVIT Emerging Markets Fund - Class I (GEM)
4,919 shares (cost $49,205)	58,293
NVIT International Equity Fund - Class I (GIG)
2,627 shares (cost $23,416)	24,086
NVIT Nationwide Fund - Class I (TRF)
7,690 shares (cost $92,290)	78,359
NVIT Government Bond Fund - Class I (GBF)
7,914 shares (cost $93,020)	92,038
American Century NVIT Growth Fund - Class I (CAF)
4,314 shares (cost $59,769)	67,306
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,072 shares (cost $37,057)	45,851
NVIT Mid Cap Index Fund - Class I (MCIF)
4,543 shares (cost $83,352)	86,445
NVIT Money Market Fund - Class I (SAM)
58,672 shares (cost $58,672)	58,672
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
331 shares (cost $2,917)	3,102
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
658 shares (cost $4,683)	7,000
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
942 shares (cost $15,488)	16,384
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
10,397 shares (cost $123,390)	122,685
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,597 shares (cost $75,474)	70,394
NVIT Multi-Sector Bond Fund - Class I (MSBF)
15,050 shares (cost $131,801)	142,822
NVIT Large Cap Growth Fund - Class I (NVOLG1)
12,868 shares (cost $194,954)	222,739
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
1,626 shares (cost $19,426)	18,565
VP Income & Growth Fund - Class I (ACVIG)
5,094 shares (cost $38,472)	35,148
VP International Fund - Class I (ACVI)
6,652 shares (cost $65,700)	59,402
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,983 shares (cost $36,986)	40,447
Appreciation Portfolio - Initial Shares (DCAP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

177 shares (cost $6,593)	7,167
Quality Bond Fund II - Primary Shares (FQB)
3,162 shares (cost $35,866)	37,310
VIP Equity-Income Portfolio - Service Class (FEIS)
4,326 shares (cost $99,457)	85,953
VIP Growth Portfolio - Service Class (FGS)
3,143 shares (cost $108,860)	131,852
VIP High Income Portfolio - Service Class (FHIS)
4,311 shares (cost $25,374)	24,919
VIP Overseas Portfolio - Service Class (FOS)
1,532 shares (cost $20,624)	24,540
VIP Value Strategies Portfolio - Service Class (FVSS)
914 shares (cost $11,304)	10,132
Guardian Portfolio - I Class Shares (AMGP)
1,098 shares (cost $21,186)	22,392
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,368 shares (cost $33,970)	42,353
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,166 shares (cost $16,456)	13,524
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,211 shares (cost $66,645)	71,974
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,436 shares (cost $128,773)	130,303
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
798 shares (cost $40,793)	43,719
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
491 shares (cost $6,840)	6,635
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,368 shares (cost $40,962)	39,859
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,782 shares (cost $66,284)	75,828

Total Investments	$2,661,628

Other Accounts Payable	(32)
Accounts Payable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(9)

$2,661,587

Contract Owners’ Equity:
Accumulation units	2,661,587

Total Contract Owners’ Equity (note 5)	$2,661,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	DSIF	DSRG	JACAS	JAGTS	JAIGS	MSEM	MSVMG
Reinvested dividends	$31,737	4,127	538	709	-	502	251	-
Mortality and expense risk charges (note 2)	(37,022)	(2,824)	(958)	(1,737)	(481)	(1,146)	(88)	(94)

Net investment income (loss)	(5,285)	1,303	(420)	(1,028)	(481)	(644)	163	(94)

Realized gain (loss) on investments	(37,510)	(1,947)	126	1,998	297	(2,479)	4	(34)
Change in unrealized gain (loss) on investments	333,633	16,647	6,785	22,785	5,541	2,765	932	(198)

Net gain (loss) on investments	296,123	14,700	6,911	24,783	5,838	286	936	(232)

Reinvested capital gains	40,785	9,453	-	-	-	8,910	-	787

Net increase (decrease) in contract owners’ equity resulting from operations	$331,623	25,456	6,491	23,755	5,357	8,552	1,099	461

Investment Activity:	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF	GBF	CAF
Reinvested dividends	$408	386	1,292	285	203	1,102	2,092	379
Mortality and expense risk charges (note 2)	(672)	(613)	(285)	(705)	(355)	(1,071)	(1,395)	(934)

Net investment income (loss)	(264)	(227)	1,007	(420)	(152)	31	697	(555)

Realized gain (loss) on investments	(993)	961	(649)	(6,777)	(665)	(1,292)	439	194
Change in unrealized gain (loss) on investments	7,408	3,109	2,186	15,141	3,819	10,082	(2,807)	7,803

Net gain (loss) on investments	6,415	4,070	1,537	8,364	3,154	8,790	(2,368)	7,997

Reinvested capital gains	-	1,568	-	-	-	-	3,304	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,151	5,411	2,544	7,944	3,002	8,821	1,633	7,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVIDM	MCIF	SAM	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Reinvested dividends	$751	916	-	40	-	-	1,001	108
Mortality and expense risk charges (note 2)	(597)	(1,229)	(1,021)	(45)	(109)	(224)	(1,625)	(960)

Net investment income (loss)	154	(313)	(1,021)	(5)	(109)	(224)	(624)	(852)

Realized gain (loss) on investments	144	327	-	(198)	2,968	8	(406)	(2,850)
Change in unrealized gain (loss) on investments	3,370	6,876	-	932	(1,825)	1,954	20,512	12,701

Net gain (loss) on investments	3,514	7,203	-	734	1,143	1,962	20,106	9,851

Reinvested capital gains	-	5,666	-	-	645	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,668	12,556	(1,021)	729	1,679	1,738	19,482	8,999

Investment Activity:	MSBF	NVOLG1	EIF	ACVIG	ACVI	DVSCS	DCAP	FQB
Reinvested dividends	$3,482	1,574	225	760	480	171	258	1,469
Mortality and expense risk charges (note 2)	(1,883)	(3,103)	(295)	(511)	(791)	(544)	(99)	(589)

Net investment income (loss)	1,599	(1,529)	(70)	249	(311)	(373)	159	880

Realized gain (loss) on investments	(2,454)	1,392	(3,577)	(1,638)	(1,173)	(468)	(7)	1,582
Change in unrealized gain (loss) on investments	14,404	33,981	7,910	5,711	11,411	4,560	432	1,389

Net gain (loss) on investments	11,950	35,373	4,333	4,073	10,238	4,092	425	2,971

Reinvested capital gains	-	-	-	-	-	1,326	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,549	33,844	4,263	4,322	9,927	5,045	584	3,851

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	AMGP	AMCG	AMTP
Reinvested dividends	$2,534	660	1,386	437	48	62	-	54
Mortality and expense risk charges (note 2)	(1,247)	(1,838)	(334)	(423)	(130)	(308)	(661)	(181)

Net investment income (loss)	1,287	(1,178)	1,052	14	(82)	(246)	(661)	(127)

Realized gain (loss) on investments	(3,746)	317	(35)	(11,397)	(43)	-	4,149	(4,709)
Change in unrealized gain (loss) on investments	9,840	16,024	1,772	15,780	2,173	2,349	1,946	6,801

Net gain (loss) on investments	6,094	16,341	1,737	4,383	2,130	2,349	6,095	2,092

Reinvested capital gains	5,513	-	-	80	-	176	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,894	15,163	2,789	4,477	2,048	2,279	5,434	1,965

Investment Activity:	OVGS	OVGI	OVAG	VWEM	VWHA	SVOF
Reinvested dividends	$1,503	1,235	-	-	245	64
Mortality and expense risk charges (note 2)	(912)	(1,799)	(601)	(84)	(557)	(964)

Net investment income (loss)	591	(564)	(601)	(84)	(312)	(900)

Realized gain (loss) on investments	(3,822)	(718)	29	(48)	(1)	(319)
Change in unrealized gain (loss) on investments	16,349	18,773	6,219	1,610	(2,259)	9,940

Net gain (loss) on investments	12,527	18,055	6,248	1,562	(2,260)	9,621

Reinvested capital gains	-	-	-	-	3,334	23

Net increase (decrease) in contract owners’ equity resulting from operations	$13,118	17,491	5,647	1,478	762	8,744

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		DSIF		DSRG		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5,285)	(4,599)	1,303	809	(420)	(329)	(1,028)	(1,468)
Realized gain (loss) on investments	(37,510)	(48,188)	(1,947)	(581)	126	55	1,998	5,592
Change in unrealized gain (loss) on investments	333,633	(94,225)	16,647	(834)	6,785	(40)	22,785	(13,359)
Reinvested capital gains	40,785	6,098	9,453	1,184	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	331,623	(140,914)	25,456	578	6,491	(314)	23,755	(9,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	15,834	7,439	-	(1)	-	(15,623)
Redemptions (note 3)	(210,126)	(85,140)	(10,328)	(223)	-	-	(6,364)	(15,473)
Adjustments to maintain reserves	(120)	(724)	(2)	(7)	(5)	(4)	(11)	-

Net equity transactions	(210,246)	(85,864)	5,504	7,209	(5)	(5)	(6,375)	(31,096)

Net change in contract owners’ equity	121,377	(226,778)	30,960	7,787	6,486	(319)	17,380	(40,331)
Contract owners’ equity beginning of period	2,540,210	2,766,988	179,445	171,658	62,340	62,659	107,673	148,004

Contract owners’ equity end of period	$2,661,587	2,540,210	210,405	179,445	68,826	62,340	125,053	107,673

CHANGES IN UNITS:
Beginning units	255,601	264,800	19,666	18,898	6,109	6,109	10,437	13,164
Units purchased	11,731	29,124	1,551	793	-	-	-	1
Units redeemed	(31,960)	(38,323)	(1,010)	(25)	-	-	(511)	(2,728)

Ending units	235,372	255,601	20,207	19,666	6,109	6,109	9,926	10,437

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MSEM		MSVMG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(481)	(465)	(644)	(1,089)	163	48	(94)	(70)
Realized gain (loss) on investments	297	177	(2,479)	1,946	4	(2)	(34)	2
Change in unrealized gain (loss) on investments	5,541	(3,088)	2,765	(42,045)	932	47	(198)	(693)
Reinvested capital gains	-	-	8,910	1,018	-	24	787	3

Net increase (decrease) in contract owners’ equity resulting from operations	5,357	(3,376)	8,552	(40,170)	1,099	117	461	(758)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(1,274)	22,315	6,148	-	-	7,438
Redemptions (note 3)	(581)	(239)	(2,957)	(17,627)	-	-	(235)	(229)
Adjustments to maintain reserves	(6)	(1)	(2)	4	(1)	-	(3)	(1)

Net equity transactions	(587)	(240)	(4,233)	4,692	6,147	-	(238)	7,208

Net change in contract owners’ equity	4,770	(3,616)	4,319	(35,478)	7,246	117	223	6,450
Contract owners’ equity beginning of period	30,731	34,347	78,448	113,926	2,214	2,097	6,450	-

Contract owners’ equity end of period	$35,501	30,731	82,767	78,448	9,460	2,214	6,673	6,450

CHANGES IN UNITS:
Beginning units	2,706	2,724	9,093	8,810	172	172	547	-
Units purchased	-	-	-	1,676	460	-	-	564
Units redeemed	(45)	(18)	(496)	(1,393)	-	-	(19)	(17)

Ending units	2,661	2,706	8,597	9,093	632	172	528	547

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVRE		NVAMV1		HIBF		GEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(264)	(235)	(227)	102	1,007	1,383	(420)	(789)
Realized gain (loss) on investments	(993)	(1,046)	961	1,575	(649)	(51)	(6,777)	(19,534)
Change in unrealized gain (loss) on investments	7,408	2,893	3,109	(1,151)	2,186	(864)	15,141	726
Reinvested capital gains	-	-	1,568	112	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,151	1,612	5,411	638	2,544	468	7,944	(19,597)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(16)	7,433	-	(35,060)	(6,942)	-	(7,620)	(50,029)
Redemptions (note 3)	(276)	(227)	(9,668)	(334)	-	-	-	-
Adjustments to maintain reserves	-	(2)	(2)	(4)	(2)	(1)	(1)	(5)

Net equity transactions	(292)	7,204	(9,670)	(35,398)	(6,944)	(1)	(7,621)	(50,034)

Net change in contract owners’ equity	5,859	8,816	(4,259)	(34,760)	(4,400)	467	323	(69,631)
Contract owners’ equity beginning of period	43,342	34,526	43,973	78,733	20,217	19,750	57,972	127,603

Contract owners’ equity end of period	$49,201	43,342	39,714	43,973	15,817	20,217	58,295	57,972

CHANGES IN UNITS:
Beginning units	5,112	4,253	3,182	5,654	1,705	1,705	6,927	11,670
Units purchased	-	887	-	-	-	-	1,439	-
Units redeemed	(31)	(28)	(640)	(2,472)	(524)	-	(2,339)	(4,743)

Ending units	5,081	5,112	2,542	3,182	1,181	1,705	6,027	6,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		TRF		GBF		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(152)	(99)	31	(166)	697	1,226	(555)	(239)
Realized gain (loss) on investments	(665)	(10,278)	(1,292)	(465)	439	90	194	64
Change in unrealized gain (loss) on investments	3,819	7,456	10,082	2	(2,807)	2,854	7,803	(2,875)
Reinvested capital gains	-	-	-	-	3,304	234	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,002	(2,921)	8,821	(629)	1,633	4,404	7,442	(3,050)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(6,394)	(7,193)	4	(1)	9,665	-	-	42,375
Redemptions (note 3)	-	-	(2,074)	-	-	(3,852)	-	-
Adjustments to maintain reserves	-	(7)	(3)	(3)	2	(12)	(5)	(7)

Net equity transactions	(6,394)	(7,200)	(2,073)	(4)	9,667	(3,864)	(5)	42,368

Net change in contract owners’ equity	(3,392)	(10,121)	6,748	(633)	11,300	540	7,437	39,318
Contract owners’ equity beginning of period	27,481	37,602	71,610	72,243	80,739	80,199	59,865	20,547

Contract owners’ equity end of period	$24,089	27,481	78,358	71,610	92,039	80,739	67,302	59,865

CHANGES IN UNITS:
Beginning units	3,247	3,953	8,475	8,475	6,514	6,843	5,564	1,870
Units purchased	-	4,805	-	-	1,610	-	-	3,694
Units redeemed	(750)	(5,511)	(240)	-	(816)	(329)	-	-

Ending units	2,497	3,247	8,235	8,475	7,308	6,514	5,564	5,564

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDM		MCIF		SAM		NVMLV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$154	280	(313)	(463)	(1,021)	(1,130)	(5)	(10)
Realized gain (loss) on investments	144	4,029	327	(14)	-	-	(198)	647
Change in unrealized gain (loss) on investments	3,370	(4,568)	6,876	(5,087)	-	-	932	(912)
Reinvested capital gains	-	-	5,666	1,341	-	-	-	269

Net increase (decrease) in contract owners’ equity resulting from operations	3,668	(259)	12,556	(4,223)	(1,021)	(1,130)	729	(6)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	2,581	(17,134)	(3,428)	16,660	3,669	(30,930)	-	-
Redemptions (note 3)	-	(46)	(5,433)	-	(25,579)	(98)	(5,158)	-
Adjustments to maintain reserves	1	4	-	(9)	(8)	-	(5)	(574)

Net equity transactions	2,582	(17,176)	(8,861)	16,651	(21,918)	(31,028)	(5,163)	(574)

Net change in contract owners’ equity	6,250	(17,435)	3,695	12,428	(22,939)	(32,158)	(4,434)	(580)
Contract owners’ equity beginning of period	39,602	57,037	82,752	70,324	81,607	113,765	7,535	8,115

Contract owners’ equity end of period	$45,852	39,602	86,447	82,752	58,668	81,607	3,101	7,535

CHANGES IN UNITS:
Beginning units	3,082	4,375	7,749	6,328	8,185	11,251	779	779
Units purchased	184	1	-	1,421	370	530	-	-
Units redeemed	-	(1,294)	(760)	-	(2,587)	(3,596)	(503)	-

Ending units	3,266	3,082	6,989	7,749	5,968	8,185	276	779

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG1		SCGF		SCVF		SCF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(109)	(180)	(224)	(216)	(624)	(1,086)	(852)	(631)
Realized gain (loss) on investments	2,968	119	8	(2)	(406)	(4,107)	(2,850)	(1,676)
Change in unrealized gain (loss) on investments	(1,825)	(657)	1,954	(52)	20,512	(1,450)	12,701	(2,530)
Reinvested capital gains	645	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,679	(718)	1,738	(270)	19,482	(6,643)	8,999	(4,837)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	(1,295)	(21,924)	(1,097)	-
Redemptions (note 3)	(6,976)	(133)	-	(594)	-	(985)	(5,567)	(3,949)
Adjustments to maintain reserves	(10)	3	(3)	(4)	1	(13)	(4)	(11)

Net equity transactions	(6,986)	(130)	(3)	(598)	(1,294)	(22,922)	(6,668)	(3,960)

Net change in contract owners’ equity	(5,307)	(848)	1,735	(868)	18,188	(29,565)	2,331	(8,797)
Contract owners’ equity beginning of period	12,298	13,146	14,648	15,516	104,496	134,061	68,063	76,860

Contract owners’ equity end of period	$6,991	12,298	16,383	14,648	122,684	104,496	70,394	68,063

CHANGES IN UNITS:
Beginning units	847	855	1,671	1,734	11,700	14,050	7,253	7,627
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(422)	(8)	-	(63)	(133)	(2,350)	(666)	(374)

Ending units	425	847	1,671	1,671	11,567	11,700	6,587	7,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVOLG1		EIF		ACVIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,599	3,056	(1,529)	(1,500)	(70)	(19)	249	58
Realized gain (loss) on investments	(2,454)	(236)	1,392	125	(3,577)	(121)	(1,638)	(797)
Change in unrealized gain (loss) on investments	14,404	1,213	33,981	(6,953)	7,910	(1,149)	5,711	1,377
Reinvested capital gains	-	-	-	769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,549	4,033	33,844	(7,559)	4,263	(1,289)	4,322	638

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	51,460	14,903	-	(18,209)	-	-	(5)	(1)
Redemptions (note 3)	(27,036)	(468)	(14,698)	(639)	(19,444)	-	(4,558)	(1,614)
Adjustments to maintain reserves	5	(11)	(9)	(2)	1	(4)	(1)	(6)

Net equity transactions	24,429	14,424	(14,707)	(18,850)	(19,443)	(4)	(4,564)	(1,621)

Net change in contract owners’ equity	37,978	18,457	19,137	(26,409)	(15,180)	(1,293)	(242)	(983)
Contract owners’ equity beginning of period	104,847	86,390	203,598	230,007	33,748	35,041	35,386	36,369

Contract owners’ equity end of period	$142,825	104,847	222,735	203,598	18,568	33,748	35,144	35,386

CHANGES IN UNITS:
Beginning units	8,963	7,686	15,217	16,572	4,059	4,059	4,159	4,346
Units purchased	4,294	1,318	-	-	-	-	-	-
Units redeemed	(2,225)	(41)	(991)	(1,355)	(2,147)	-	(508)	(187)

Ending units	11,032	8,963	14,226	15,217	1,912	4,059	3,651	4,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVI		DVSCS		DCAP		FQB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(311)	(11)	(373)	(241)	159	70	880	1,806
Realized gain (loss) on investments	(1,173)	(399)	(468)	(437)	(7)	(747)	1,582	(3)
Change in unrealized gain (loss) on investments	11,411	(7,656)	4,560	(788)	432	1,580	1,389	(2,197)
Reinvested capital gains	-	-	1,326	51	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,927	(8,066)	5,045	(1,415)	584	903	3,851	(394)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	31,537	-	-	(41,962)	57,251
Redemptions (note 3)	(3,485)	(1,284)	(521)	(447)	-	(6,061)	(21,018)	(463)
Adjustments to maintain reserves	(5)	(4)	4	(1)	1	4	(5)	1

Net equity transactions	(3,490)	(1,288)	(517)	31,089	1	(6,057)	(62,985)	56,789

Net change in contract owners’ equity	6,437	(9,354)	4,528	29,674	585	(5,154)	(59,134)	56,395
Contract owners’ equity beginning of period	52,966	62,320	35,923	6,249	6,588	11,742	96,442	40,047

Contract owners’ equity end of period	$59,403	52,966	40,451	35,923	7,173	6,588	37,308	96,442

CHANGES IN UNITS:
Beginning units	6,603	6,738	3,542	611	606	1,161	7,945	3,327
Units purchased	-	-	-	2,975	-	-	-	4,656
Units redeemed	(404)	(135)	(47)	(44)	-	(555)	(5,104)	(38)

Ending units	6,199	6,603	3,495	3,542	606	606	2,841	7,945

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEIS		FGS		FHIS		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,287	884	(1,178)	(1,418)	1,052	1,204	14	(40)
Realized gain (loss) on investments	(3,746)	(2,461)	317	1,084	(35)	(38)	(11,397)	(437)
Change in unrealized gain (loss) on investments	9,840	1,493	16,024	(1,472)	1,772	(631)	15,780	(7,870)
Reinvested capital gains	5,513	-	-	435	-	-	80	81

Net increase (decrease) in contract owners’ equity resulting from operations	12,894	(84)	15,163	(1,371)	2,789	535	4,477	(8,266)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(12,415)	-	-	14,861	-	-	(12,617)	-
Redemptions (note 3)	-	(6,894)	(523)	(9,032)	-	-	(4,087)	(360)
Adjustments to maintain reserves	3	(13)	(1)	(8)	(2)	(1)	(1)	(1)

Net equity transactions	(12,412)	(6,907)	(524)	5,821	(2)	(1)	(16,705)	(361)

Net change in contract owners’ equity	482	(6,991)	14,639	4,450	2,787	534	(12,228)	(8,627)
Contract owners’ equity beginning of period	85,473	92,464	117,213	112,763	22,128	21,594	36,767	45,394

Contract owners’ equity end of period	$85,955	85,473	131,852	117,213	24,915	22,128	24,539	36,767

CHANGES IN UNITS:
Beginning units	10,444	11,236	11,823	11,231	1,818	1,818	5,100	5,139
Units purchased	-	-	-	1,426	-	-	-	-
Units redeemed	(1,354)	(792)	(47)	(834)	-	-	(2,236)	(39)

Ending units	9,090	10,444	11,776	11,823	1,818	1,818	2,864	5,100

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS		AMGP		AMCG		AMTP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(82)	(42)	(246)	(188)	(661)	(799)	(127)	(250)
Realized gain (loss) on investments	(43)	(50)	-	(24)	4,149	137	(4,709)	(225)
Change in unrealized gain (loss) on investments	2,173	(817)	2,349	(1,080)	1,946	154	6,801	(1,856)
Reinvested capital gains	-	-	176	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,048	(909)	2,279	(1,292)	5,434	(508)	1,965	(2,331)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	14,877	(11,729)	10,925	-	-
Redemptions (note 3)	-	-	(494)	(447)	(6,859)	-	(4,624)	-
Adjustments to maintain reserves	-	(2)	(1)	5	4	(6)	(3)	(1)

Net equity transactions	-	(2)	(495)	14,435	(18,584)	10,919	(4,627)	(1)

Net change in contract owners’ equity	2,048	(911)	1,784	13,143	(13,150)	10,411	(2,662)	(2,332)
Contract owners’ equity beginning of period	8,087	8,998	20,611	7,468	55,505	45,094	16,181	18,513

Contract owners’ equity end of period	$10,135	8,087	22,395	20,611	42,355	55,505	13,519	16,181

CHANGES IN UNITS:
Beginning units	929	929	2,186	758	5,043	4,059	2,042	2,042
Units purchased	-	-	-	1,473	-	984	-	-
Units redeemed	-	-	(49)	(45)	(1,571)	-	(558)	-

Ending units	929	929	2,137	2,186	3,472	5,043	1,484	2,042

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGS		OVGI		OVAG		VWEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$591	(69)	(564)	(685)	(601)	(558)	(84)	(16)
Realized gain (loss) on investments	(3,822)	(1,033)	(718)	(2,555)	29	(20)	(48)	(29)
Change in unrealized gain (loss) on investments	16,349	(5,096)	18,773	1,936	6,219	464	1,610	(1,815)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,118	(6,198)	17,491	(1,304)	5,647	(114)	1,478	(1,860)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	12,326	(10)	-	(14,000)	-	-	-	7,438
Redemptions (note 3)	(16,395)	(6,106)	(4,529)	(477)	-	-	(210)	(210)
Adjustments to maintain reserves	(8)	(7)	(9)	(7)	(8)	(7)	(9)	2

Net equity transactions	(4,077)	(6,123)	(4,538)	(14,484)	(8)	(7)	(219)	7,230

Net change in contract owners’ equity	9,041	(12,321)	12,953	(15,788)	5,639	(121)	1,259	5,370
Contract owners’ equity beginning of period	62,928	75,249	117,346	133,134	38,073	38,194	5,370	-

Contract owners’ equity end of period	$71,969	62,928	130,299	117,346	43,712	38,073	6,629	5,370

CHANGES IN UNITS:
Beginning units	7,156	7,738	13,136	14,693	4,426	4,426	592	-
Units purchased	1,379	-	-	-	-	-	-	611
Units redeemed	(1,690)	(582)	(478)	(1,557)	-	-	(21)	(19)

Ending units	6,845	7,156	12,658	13,136	4,426	4,426	571	592

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHA		SVOF		GEF		WSCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(312)	(97)	(900)	(888)	-	(5)	-	(34)
Realized gain (loss) on investments	(1)	155	(319)	(4,049)	-	(13,291)	-	723
Change in unrealized gain (loss) on investments	(2,259)	(8,977)	9,940	1,117	-	12,143	-	(1,118)
Reinvested capital gains	3,334	577	23	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	762	(8,342)	8,744	(3,820)	-	(1,153)	-	(429)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	7,438	5,107	(9,541)	-	(37,940)	-	(5,294)
Redemptions (note 3)	(208)	(222)	(241)	(6,407)	-	-	-	-
Adjustments to maintain reserves	(3)	6	(4)	(1)	-	(4)	-	(2)

Net equity transactions	(211)	7,222	4,862	(15,949)	-	(37,944)	-	(5,296)

Net change in contract owners’ equity	551	(1,120)	13,606	(19,769)	-	(39,097)	-	(5,725)
Contract owners’ equity beginning of period	39,313	40,433	62,216	81,985	-	39,097	-	5,725

Contract owners’ equity end of period	$39,864	39,313	75,822	62,216	-	-	-	-

CHANGES IN UNITS:
Beginning units	3,058	2,591	6,032	7,405	-	4,468	-	468
Units purchased	-	482	444	-	-	827	-	-
Units redeemed	(16)	(15)	(22)	(1,373)	-	(5,295)	-	(468)

Ending units	3,042	3,058	6,454	6,032	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

* At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $0 and $0 respectively, and total transfers from the Account to the fixed account were $100,413 and $0, respectively.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,661,628	$0	$0	$2,661,628

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2012 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$29,415	$13,157
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		538	963
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)		709	8,107
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)		-	1,067
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		9,412	5,378
Emerging Markets Debt Portfolio - Class I (MSEM)		6,399	90
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)		787	331
U.S. Real Estate Portfolio - Class I (MSVRE)		408	966
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		1,954	10,282
Federated NVIT High Income Bond Fund - Class I (HIBF)		1,292	7,229
NVIT Emerging Markets Fund - Class I (GEM)		12,580	20,620
NVIT International Equity Fund - Class I (GIG)		203	6,751
NVIT Nationwide Fund - Class I (TRF)		1,102	3,143
NVIT Government Bond Fund - Class I (GBF)		25,302	11,641
American Century NVIT Growth Fund - Class I (CAF)		379	937
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		3,329	596
NVIT Mid Cap Index Fund - Class I (MCIF)		6,583	10,094
NVIT Money Market Fund - Class I (SAM)		3,666	26,598
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)		40	5,205
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		645	7,086
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		-	226
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		1,001	2,922
NVIT Multi-Manager Small Company Fund - Class I (SCF)		108	7,629
NVIT Multi-Sector Bond Fund - Class I (MSBF)		54,941	28,921
NVIT Large Cap Growth Fund - Class I (NVOLG1)		1,574	17,807
Van Kampen NVIT Comstock Value Fund - Class I (EIF)		225	19,742
VP Income & Growth Fund - Class I (ACVIG)		760	5,075
VP International Fund - Class I (ACVI)		480	4,281
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		1,497	1,067
Appreciation Portfolio - Initial Shares (DCAP)		258	99
Quality Bond Fund II - Primary Shares (FQB)		1,469	63,570
VIP Equity-Income Portfolio - Service Class (FEIS)		8,047	13,666
VIP Growth Portfolio - Service Class (FGS)		660	2,367
VIP High Income Portfolio - Service Class (FHIS)		1,386	335
VIP Overseas Portfolio - Service Class (FOS)		516	17,128
VIP Value Strategies Portfolio - Service Class (FVSS)		48	131
Guardian Portfolio - I Class Shares (AMGP)		238	804
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		-	19,251
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		54	4,807
Global Securities Fund/VA - Non-Service Shares (OVGS)		13,820	17,300
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		1,235	6,334
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)		-	607
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		-	296
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		3,578	766
Advantage VT Opportunity Fund - Class 2 (SVOF)		5,192	1,203

	Total	$201,830	$376,577

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	1.40%	20,207	$10.412482	$210,405	2.06%	14.11%
2011	1.40%	19,666	9.124648	179,445	1.84%	0.45%
2010	1.40%	18,898	9.083386	171,658	1.84%	13.23%
2009	1.40%	19,435	8.021954	155,907	2.06%	24.57%
2008	1.40%	24,614	6.439935	158,513	2.05%	-38.02%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	1.40%	6,109	11.266345	68,826	0.79%	10.40%
2011	1.40%	6,109	10.204694	62,340	0.87%	-0.51%
2010	1.40%	6,109	10.256851	62,659	0.85%	13.21%
2009	1.40%	6,109	9.060068	55,348	0.95%	31.88%
2008	1.40%	6,108	6.869770	41,961	0.76%	-35.34%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	1.40%	9,926	12.598541	125,053	0.58%	22.12%
2011	1.40%	10,437	10.316464	107,673	0.24%	-8.24%
2010	1.40%	13,164	11.243116	148,004	0.20%	4.99%
2009	1.40%	18,853	10.708807	201,893	0.01%	43.97%
2008	1.40%	19,167	7.438137	142,567	0.01%	-45.09%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	1.40%	2,661	13.341337	35,501	0.00%	17.48%
2011	1.40%	2,706	11.356514	30,731	0.00%	-9.93%
2010	1.40%	2,724	12.609119	34,347	0.00%	22.66%
2009	1.40%	3,530	10.280014	36,288	0.00%	54.70%
2008	1.40%	3,573	6.645103	23,743	0.09%	-44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	1.40%	8,597	9.627372	82,767	0.62%	11.59%
2011	1.40%	9,093	8.627257	78,448	0.37%	-33.28%
2010	1.40%	8,810	12.931401	113,926	0.54%	23.27%
2009	1.40%	10,028	10.490406	105,198	0.42%	76.57%
2008	1.40%	10,747	5.941367	63,852	2.86%	-52.90%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	1.40%	632	14.967953	9,460	3.90%	16.31%
2011	1.40%	172	12.869445	2,214	3.58%	5.54%
2010	1.40%	172	12.194078	2,097	4.10%	8.21%
2009	1.40%	172	11.269002	1,938	8.01%	28.39%
2008	1.40%	173	8.777360	1,518	7.39%	-16.17%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	1.40%	528	12.637320	6,673	0.00%	7.17%
2011	1.40%	547	11.792360	6,450	0.32%	-8.42%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.40%	5,081	9.683282	49,201	0.86%	14.21%
2011	1.40%	5,112	8.478448	43,342	0.84%	4.44%
2010	1.40%	4,253	8.118006	34,526	2.16%	28.14%
2009	1.40%	4,437	6.335044	28,109	3.16%	26.56%
2008	1.40%	4,749	5.005727	23,772	3.76%	-38.77%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	1.40%	2,542	15.623287	39,714	0.88%	13.05%
2011	1.40%	3,182	13.819345	43,973	1.60%	-0.76%
2010	1.40%	5,654	13.925107	78,733	0.15%	11.88%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	1.40%	1,181	13.393134	15,817	6.44%	12.95%
2011	1.40%	1,705	11.857667	20,217	8.27%	2.37%
2010	1.40%	1,705	11.583414	19,750	8.68%	11.57%
2009	1.40%	1,705	10.382122	17,702	9.76%	43.96%
2008	1.40%	1,704	7.212016	12,289	8.50%	-29.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	1.40%	6,027	$9.672369	$58,295	0.56%	15.57%
2011	1.40%	6,927	8.369056	57,972	0.58%	-23.46%
2010	1.40%	11,670	10.934270	127,603	0.06%	14.55%
2009	1.40%	11,670	9.545367	111,394	1.17%	61.03%
2008	1.40%	7,583	5.927765	44,950	1.17%	-58.36%
NVIT International Equity Fund - Class I (GIG)
2012	1.40%	2,497	9.647189	24,089	0.80%	13.99%
2011	1.40%	3,247	8.463495	27,481	1.10%	-11.03%
2010	1.40%	3,953	9.512319	37,602	1.05%	11.71%
2009	1.40%	3,953	8.515499	33,662	1.11%	27.91%
2008	1.40%	3,953	6.657605	26,318	1.43%	-46.81%
NVIT Nationwide Fund - Class I (TRF)
2012	1.40%	8,235	9.515210	78,358	1.45%	12.61%
2011	1.40%	8,475	8.449558	71,610	1.16%	-0.88%
2010	1.40%	8,475	8.524200	72,243	1.02%	11.86%
2009	1.40%	9,250	7.620255	70,487	1.32%	24.33%
2008	1.40%	10,999	6.128988	67,413	1.43%	-42.37%
NVIT Government Bond Fund - Class I (GBF)
2012	1.40%	7,308	12.594306	92,039	2.14%	1.61%
2011	1.40%	6,514	12.394679	80,739	2.94%	5.76%
2010	1.40%	6,843	11.719889	80,199	2.91%	3.31%
2009	1.40%	7,090	11.343840	80,428	3.41%	1.25%
2008	1.40%	8,065	11.203706	90,358	4.31%	6.21%
American Century NVIT Growth Fund - Class I (CAF)
2012	1.40%	5,564	12.095946	67,302	0.57%	12.42%
2011	1.40%	5,564	10.759428	59,865	0.76%	-2.08%
2010	1.40%	1,870	10.987759	20,547	0.53%	17.58%
2009	1.40%	3,729	9.344987	34,847	0.56%	31.60%
2008	1.40%	3,728	7.100868	26,472	0.27%	-39.57%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	1.40%	3,266	14.039080	45,852	1.77%	9.26%
2011	1.40%	3,082	12.849590	39,602	2.06%	-1.44%
2010	1.40%	4,375	13.036938	57,037	1.89%	9.36%
2009	1.40%	4,017	11.920944	47,886	0.97%	19.21%	4/24/2009
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	1.40%	6,989	12.369005	86,447	1.05%	15.82%
2011	1.40%	7,749	10.679078	82,752	0.79%	-3.91%
2010	1.40%	6,328	11.113156	70,324	1.25%	24.44%
2009	1.40%	6,606	8.930791	58,997	0.99%	34.84%
2008	1.40%	6,916	6.623199	45,806	1.24%	-37.35%
NVIT Money Market Fund - Class I (SAM)
2012	1.40%	5,968	9.830407	58,668	0.00%	-1.40%
2011	1.40%	8,185	9.970366	81,607	0.00%	-1.40%
2010	1.40%	11,251	10.111527	113,765	0.00%	-1.40%
2009	1.40%	11,379	10.255090	116,693	0.04%	-1.36%
2008	1.40%	11,297	10.396331	117,447	1.92%	0.62%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	1.40%	276	11.235257	3,101	1.23%	16.16%
2011	1.40%	779	9.672458	7,535	1.25%	-7.15%
2010	1.40%	779	10.416860	8,115	1.11%	4.17%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.40%	425	16.449710	6,991	0.00%	13.29%
2011	1.40%	847	14.519794	12,298	0.00%	-5.57%
2010	1.40%	855	15.375881	13,146	0.00%	25.04%
2009	1.40%	871	12.296304	10,710	0.00%	22.96%	4/24/2009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	1.40%	1,671	$9.804136	$16,383	0.00%	11.85%
2011	1.40%	1,671	8.765748	14,648	0.00%	-2.04%
2010	1.40%	1,734	8.947970	15,516	0.00%	23.69%
2009	1.40%	1,734	7.234010	12,544	0.00%	25.68%
2008	1.40%	1,734	5.756043	9,981	0.00%	-47.17%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	1.40%	11,567	10.606407	122,684	0.87%	18.76%
2011	1.40%	11,700	8.931301	104,496	0.41%	-6.40%
2010	1.40%	14,050	9.541674	134,061	0.59%	24.83%
2009	1.40%	15,893	7.643505	121,478	0.55%	24.45%
2008	1.40%	16,239	6.141923	99,739	1.13%	-33.10%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	1.40%	6,587	10.686851	70,394	0.16%	13.88%
2011	1.40%	7,253	9.384155	68,063	0.53%	-6.88%
2010	1.40%	7,627	10.077345	76,860	0.28%	23.57%
2009	1.40%	8,519	8.155402	69,476	0.27%	32.82%
2008	1.40%	8,549	6.140372	52,494	0.78%	-39.06%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	1.40%	11,032	12.946439	142,825	2.62%	10.67%
2011	1.40%	8,963	11.697744	104,847	4.38%	4.07%
2010	1.40%	7,686	11.239853	86,390	6.09%	9.04%
2009	1.40%	8,359	10.308040	86,165	9.62%	22.64%
2008	1.40%	8,953	8.405184	75,252	7.56%	-18.45%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.40%	14,226	15.656863	222,735	0.72%	17.02%
2011	1.40%	15,217	13.379633	203,598	0.69%	-3.60%
2010	1.40%	16,572	13.879239	230,007	0.00%	7.28%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	1.40%	1,912	9.711442	18,568	1.08%	16.80%
2011	1.40%	4,059	8.314426	33,748	1.33%	-3.69%
2010	1.40%	4,059	8.632975	35,041	1.53%	14.15%
2009	1.40%	4,059	7.562664	30,697	1.11%	26.75%
2008	1.40%	4,059	5.966642	24,219	2.01%	-37.87%
VP Income & Growth Fund - Class I (ACVIG)
2012	1.40%	3,651	9.625847	35,144	2.11%	13.13%
2011	1.40%	4,159	8.508323	35,386	1.55%	1.67%
2010	1.40%	4,346	8.368449	36,369	1.52%	12.55%
2009	1.40%	5,402	7.435330	40,166	5.12%	16.44%
2008	1.40%	6,860	6.385373	43,804	1.99%	-35.50%
VP International Fund - Class I (ACVI)
2012	1.40%	6,199	9.582681	59,403	0.85%	19.46%
2011	1.40%	6,603	8.021542	52,966	1.36%	-13.27%
2010	1.40%	6,738	9.249067	62,320	2.30%	11.71%
2009	1.40%	6,738	8.279669	55,788	1.99%	31.89%
2008	1.40%	7,062	6.277601	44,332	0.81%	-45.60%
VP Value Fund - Class I (ACVV)
2009	1.40%	9,973	7.963552	79,421	5.78%	18.19%
2008	1.40%	10,980	6.738207	73,986	2.39%	-27.80%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	1.40%	3,495	11.573930	40,451	0.44%	14.12%
2011	1.40%	3,542	10.142098	35,923	0.48%	-0.84%
2010	1.40%	611	10.228250	6,249	0.57%	24.07%
2009	1.40%	611	8.244145	5,037	2.53%	23.28%
2008	1.40%	612	6.687552	4,093	0.83%	-31.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	1.40%	606	$11.836857	$7,173	3.65%	8.88%
2011	1.40%	606	10.871390	6,588	2.08%	7.49%
2010	1.40%	1,161	10.113931	11,742	2.15%	13.70%
2009	1.40%	1,161	8.894956	10,327	2.59%	20.84%
2008	1.40%	1,161	7.360741	8,546	1.96%	-30.54%
Quality Bond Fund II - Primary Shares (FQB)
2012	1.40%	2,841	13.131874	37,308	3.44%	8.18%
2011	1.40%	7,945	12.138662	96,442	3.85%	0.84%
2010	1.40%	3,327	12.037012	40,047	4.89%	6.99%
2009	1.40%	3,533	11.251060	39,750	6.48%	18.75%
2008	1.40%	3,283	9.474620	31,105	4.75%	-8.59%
VIP Contrafund Portfolio - Service Class (FCS)
2009	1.40%	18,623	8.759103	163,121	1.37%	33.77%
2008	1.40%	16,721	6.548093	109,491	0.87%	-43.42%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	1.40%	9,090	9.456015	85,955	2.86%	15.54%
2011	1.40%	10,444	8.183951	85,473	2.36%	-0.55%
2010	1.40%	11,236	8.229238	92,464	1.80%	13.48%
2009	1.40%	11,236	7.251836	81,482	2.28%	28.21%
2008	1.40%	11,373	5.656191	64,328	2.43%	-43.51%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	870	7.754421	6,746	0.40%	43.68%
2008	1.40%	869	5.397012	4,690	0.19%	-55.69%
VIP Growth Portfolio - Service Class (FGS)
2012	1.40%	11,776	11.196695	131,852	0.51%	12.94%
2011	1.40%	11,823	9.914005	117,213	0.26%	-1.26%
2010	1.40%	11,231	10.040301	112,763	0.17%	22.32%
2009	1.40%	12,279	8.208142	100,788	0.36%	26.35%
2008	1.40%	11,856	6.496156	77,018	0.73%	-47.97%
VIP High Income Portfolio - Service Class (FHIS)
2012	1.40%	1,818	13.704405	24,915	5.85%	12.59%
2011	1.40%	1,818	12.171583	22,128	6.85%	2.47%
2010	1.40%	1,818	11.877703	21,594	7.08%	12.20%
2009	1.40%	2,058	10.586620	21,787	8.12%	41.76%
2008	1.40%	2,074	7.467833	15,488	7.28%	-26.11%
VIP Overseas Portfolio - Service Class (FOS)
2012	1.40%	2,864	8.568248	24,539	1.46%	18.85%
2011	1.40%	5,100	7.209291	36,767	1.29%	-18.39%
2010	1.40%	5,139	8.833318	45,394	1.36%	11.41%
2009	1.40%	5,211	7.928532	41,316	2.39%	24.67%
2008	1.40%	3,333	6.359721	21,197	2.40%	-44.65%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	1.40%	929	10.909295	10,135	0.52%	25.32%
2011	1.40%	929	8.705292	8,087	0.91%	-10.12%
2010	1.40%	929	9.685692	8,998	0.46%	24.69%
2009	1.40%	929	7.768087	7,217	0.53%	55.19%
2008	1.40%	929	5.005428	4,650	0.70%	-51.86%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.40%	2,137	10.479589	22,395	0.28%	11.14%
2011	1.40%	2,186	9.428810	20,611	0.49%	-4.30%
2010	1.40%	758	9.852081	7,468	0.44%	17.35%
2009	1.40%	935	8.395594	7,850	1.18%	27.87%
2008	1.40%	935	6.565596	6,139	0.57%	-38.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.40%	3,472	$12.199074	$42,355	0.00%	10.84%
2011	1.40%	5,043	11.006395	55,505	0.00%	-0.93%
2010	1.40%	4,059	11.109691	45,094	0.00%	27.29%
2009	1.40%	4,503	8.727771	39,301	0.00%	29.76%
2008	1.40%	4,503	6.726268	30,288	0.00%	-44.16%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.40%	1,484	9.109935	13,519	0.42%	14.96%
2011	1.40%	2,042	7.924237	16,181	0.00%	-12.60%
2010	1.40%	2,042	9.066316	18,513	0.70%	14.05%
2009	1.40%	2,042	7.949566	16,233	2.70%	53.89%
2008	1.40%	2,042	5.165768	10,548	0.53%	-53.06%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40%	8,843	8.612020	76,156	0.31%	42.50%
2008	1.40%	9,121	6.043719	55,125	0.15%	-46.28%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	1.40%	6,845	10.514097	71,969	2.31%	19.56%
2011	1.40%	7,156	8.793728	62,928	1.29%	-9.57%
2010	1.40%	7,738	9.724555	75,249	1.41%	14.34%
2009	1.40%	7,737	8.504743	65,801	2.50%	37.82%
2008	1.40%	9,607	6.171126	59,286	1.42%	-41.03%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	1.40%	12,658	10.293843	130,299	0.97%	15.23%
2011	1.40%	13,136	8.933171	117,346	0.82%	-1.41%
2010	1.40%	14,693	9.061055	133,134	1.08%	14.48%
2009	1.40%	14,987	7.914736	118,618	1.90%	26.49%
2008	1.40%	15,118	6.257226	94,597	1.48%	-39.33%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	1.40%	4,426	9.876279	43,712	0.00%	14.81%
2011	1.40%	4,426	8.602052	38,073	0.00%	-0.32%
2010	1.40%	4,426	8.629392	38,194	0.00%	25.68%
2009	1.40%	5,464	6.866034	37,516	0.00%	30.75%
2008	1.40%	5,464	5.251223	28,693	0.00%	-49.78%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	1.40%	571	11.609825	6,629	0.00%	27.99%
2011	1.40%	592	9.071087	5,370	1.04%	-26.78%
2009	1.40%	163	9.905348	1,615	0.16%	110.20%
2008	1.40%	174	4.712439	820	0.00%	-65.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	1.40%	3,042	13.104411	39,864	0.62%	1.94%
2011	1.40%	3,058	12.855627	39,313	1.17%	-17.62%
2010	1.40%	2,591	15.605047	40,433	0.35%	27.43%
2009	1.40%	2,591	12.246190	31,730	0.23%	55.33%
2008	1.40%	2,374	7.884018	18,717	0.22%	-46.88%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.40%	6,454	11.748084	75,822	0.09%	13.90%
2011	1.40%	6,032	10.314322	62,216	0.13%	-6.84%
2010	1.40%	7,405	11.071586	81,985	0.74%	22.02%
2009	1.40%	8,911	9.073234	80,852	0.00%	45.67%
2008	1.40%	7,582	6.228689	47,226	2.00%	-40.94%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.40%	719	8.317414	5,980	4.06%	6.50%
2008	1.40%	719	7.810014	5,615	3.30%	-33.88%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	4,468	8.750506	39,097	1.05%	9.90%
2009	1.40%	4,468	7.962231	35,575	1.07%	23.25%
2008	1.40%	4,468	6.460009	28,863	0.78%	-45.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	1.40%	6,167	$7.560059	$46,623	2.73%	-26.59%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	1,501	5.711702	8,573	0.00%	-46.87%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.40%	468	12.232045	5,725	0.16%	12.86%
2009	1.40%	468	10.838463	5,072	0.00%	8.38%	10/2/2009
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	613	6.337720	3,885	2.93%	-37.08%

2012	Contract owners equity:			$2,661,587
2011	Contract owners equity:			$2,540,210
2010	Contract owners equity:			$2,766,988
2009	Contract owners equity:			$2,663,092
2008	Contract owners equity:			$2,096,390

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.